SCHEDULE OF ESTIMATED ANNUAL AMORTIZATION OF INTANGIBLE ASSET (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Intangible Asset, Goodwill and Other [Abstract]
2027	$ 210,600	$ 27,000
2028	210,600	27,000
2029	210,600	27,000
2030	210,600	27,000
2031	140,400	18,000
Intangible asset, net	$ 982,800	$ 126,000